Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Nov. 08, 2023
Fidelity Advisor Multi-Asset Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.56%)
Past 5 years	6.24%
Since Inception	6.55%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.74%)
Past 5 years	5.10%
Since Inception	5.10%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.54%)
Past 5 years	4.50%
Since Inception	4.56%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.52%)
Past 5 years	6.28%
Since Inception	6.58%	[2]
Fidelity Advisor Multi-Asset Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.53%)
Past 5 years	6.31%
Since Inception	6.36%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.87%)
Past 5 years	7.38%
Since Inception	7.42%	[4]
Fidelity Advisor Multi-Asset Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.77%)
Since Inception	8.46%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.84%
F1878
Average Annual Return:
Past 1 year	(15.26%)
Past 5 years	5.03%
Since Inception	6.52%

[1]	AFrom September 9, 2015.
[2]	BFrom September 9, 2015.
[3]	CFrom September 9, 2015.
[4]	DFrom September 9, 2015.
[5]	EFrom October 2, 2018.